Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Options Outstanding
Options outstanding

	2021		2020
For the years ended December 31,	Number of options (in millions)	Weighted average exercise price	Number of options (in millions)	Weighted average exercise price
Outstanding, January 1	24	$21.74	21	$20.91
Granted	–	–	5	24.38
Exercised	(3)	18.34	(2)	18.17
Expired	–	24.73	–	24.27
Forfeited	–	23.96	–	23.73
Outstanding, December 31	21	$22.09	24	$21.74
Exercisable, December 31	8	$18.94	6	$19.52

Schedule of Range of Exercise Prices of Outstanding Share Options

	Options outstanding			Options exercisable
For the year ended December 31, 2021	Number of options (in millions)	Weighted average exercise price	Weighted average remaining contractual life (in years)	Number of options (in millions)	Weighted average exercise price	Weighted average remaining contractual life (in years)
$12.64—$20.99	5	$16.90	3.38	5	$16.90	3.38
$21.00—$24.83	16	$23.58	6.09	3	$21.86	2.95
Total	21	$22.09	5.49	8	$18.94	3.20

Schedule of Deferred Share Units
The fair value of 161,000 DSUs issued during the year was $24.11 per unit as at December 31, 2021 (2020 – 214,000 at $22.65 per unit).

For the years ended December 31, Number of DSUs (in thousands)	2021	2020
Outstanding, January 1	2,169	2,395
Issued	161	214
Reinvested	100	145
Redeemed	(345)	(576)
Forfeitures and cancellations	(6)	(9)
Outstanding, December 31	2,079	2,169